Partnership Formation and General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2018
Related Party Transaction [Line Items]
Date of incorporation		May 30, 2013
IPO
Related Party Transaction [Line Items]
Date of initial public offering (IPO)		Nov. 18, 2013
Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered	8,250,000
Shares Issued, Price Per Share	$ 18
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Ownership percentage		44.00%
Dynagas Holding Ltd | General Partner
Related Party Transaction [Line Items]
General Partner Interest in Dynagas LNG Partners LP		0.10%
Dynagas Holding Ltd | Common | IPO
Related Party Transaction [Line Items]
Limited Partners Capital Account Units Offered	4,250,000
Shares Issued, Price Per Share	$ 18
Dynagas Holding Ltd | $30 million Sponsor Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000
Line of credit facility, expiration date		Nov. 30, 2023
Dynagas Equity Holding Ltd.
Related Party Transaction [Line Items]
Date of incorporation		Dec. 19, 2018
Dynagas Finance LLC
Related Party Transaction [Line Items]
Senior secured term loan "Term Loan B"		$ 480,000